Statements of Loss	12 Months Ended						101 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CAD	Dec. 31, 2011 CAD
Expenses
Mineral property acquisition and exploration expenditures						176,895	473,324
Office and sundry		4,697		4,291		6,193	94,016
Rent							13,480
Professional fees		35,676		24,004		28,112	334,453
Transfer agent fees		1,168		78		389	5,921
Director fees							20,087
Loss on bridge loan conversion							51,210
Stock-based compensation							71,000
Total expenses		41,541		28,373		211,589	1,063,491
Interest income						85	12,476
Interest expense		255					2,018
Foreign exchange gain (loss)		(35)		(418)		(14,645)	9,447
Net loss		(41,831)		(28,791)		(226,149)	(1,043,586)
Basic earnings per share	$ (0.16)		$ (0.07)		$ (0.54)
Basic weighted average shares	266,152	266,152	400,715	400,715	418,235	418,235
Non-cash investing and financing activities
Conversion of bridge loan principal and interest to equity							73,157